Schedule of Anti-dilutive Securities Excluded From Calculation of Diluted Net Loss Per Share (Details) (Parenthetical) - shares	1 Months Ended	3 Months Ended
	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 12, 2022
Series A Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares available for conversion	9,869	9,869
Series A Convertible Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares available for conversion	9,869	9,689
Series B Convertible Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares available for conversion	620	620
Inflamacore, LlC License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common shares	342		342	342